Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Paranthetical) (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of transactions between related parties [abstract]
Deposits received from lease agreement	₩ 180,000